                            RULE 497(j) CERTIFICATION

     Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of the following prospectus that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 36 filed on November 26, 2001 and effective on November 30, 2001 pursuant to Rule 485(b):

     1. Prospectus, dated December 1, 2000, relating to the AmSouth Funds' Money Market Funds.

The text of Post-Effective Amendment No. 36 was filed electronically.


                                   AmSouth Funds
                                   Registrant




                                   */s/ John F. Calvano
                                    --------------------------------------------
                                   John F. Calvano
                                   President



                                   *By   /s/ Alan G. Priest
                                   ---------------------------------------------
                                   Alan G. Priest
                                   Attorney in Fact


December 3, 2001